Property, Plant and Equipment, Net (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Subtotal		$ 60,687,020	$ 33,904,114
Construction in progress		2,570,442	11,084,794
Less: accumulated depreciation		(14,778,850)	(11,186,861)
Property and equipment, net		48,478,612	33,802,047
Property and Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal		23,767,731	7,040,637
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Subtotal		1,862,388	1,787,688
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	[1]	33,003,239	23,425,270
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal		1,021,208	919,146
Office and electric equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal		$ 1,032,454	$ 731,373

[1]	A total amount of $6,637,055 machinery was related to the sale leaseback transaction (see Note 11).